As filed with the U.S. Securities and Exchange Commission on November 5, 2015

File No.  333-182274

File No.:  811-22310

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

FACTORSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

35 Beechwood Road, Suite 2B

Summit, New Jersey 07901

 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)

(877) 756-7873

SR Services, LLC

300 Delaware Avenue, Suite 800

Wilmington, DE 19801

 (Name and Address of Agent for Service)

Copy to:

W. Thomas Conner

Reed Smith LLP

1301 K Street, N.W.

Suite 1000 - East Tower

Washington, DC 20005

As soon as practical after the effective date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 13, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[x]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 16 (the “Amendment”) to its Registration Statement (filed on August 24, 2015) until November 13, 2015.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on November 5th, 2015.

FactorShares Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on November 5, 2015.

Signature	Title

/s/ Samuel Masucci, III	Trustee and President (principal executive officer)
Samuel Masucci, III

/s/ John A Flanagan	Treasurer (principal financial officer and principal accounting officer)
John A. Flanagan

/s/ John W. Southard*	Trustee
John W. Southard

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney